Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Details Narrative
Lease expire date	Oct. 18, 2018		Oct. 18, 2018
Rent expense under operating leases	$ 121	$ 45	$ 136	$ 101